Transactions with Related Parties (Tables) - Related Party [Member]	12 Months Ended
Dec. 31, 2023
Central Mare [Member]
Transactions with Related Parties [Abstract]
Fees and Expenses

The fees charged by and expenses relating to Central Mare for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year Ended December 31,
	2021	2022	2023	Presented in:
Executive officers and other personnel expenses	360	360	360	General and administrative expenses – Statement of comprehensive income
Amortization of awarded shares*	(34)	(16)	-	Management fees – related parties – Statement of comprehensive income
Total	326	344	360

*
As per the Company’s equity incentive plan, or the 2015 plan (null and void since due to the reverse stock splits of the Company’s stock the shares left to be vested are zero), the Company incurred an amortization gain of  $34, $16 and $0 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for each of the years ended December 31, 2021, 2022 and 2023 respectively. The Company’s equity incentive plan ended on June 30, 2022.

Central Shipping Inc [Member]
Transactions with Related Parties [Abstract]
Fees and Expenses

The fees charged by and expenses relating to CSI for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year Ended December 31,
	2021	2022	2023	Presented in:
Management fees	199	61	-	Capitalized in Vessels, net – Balance sheet
	1,477	1,749	1,840	Management fees – related parties –Statement of comprehensive income
Supervision services fees	79	14	-	Capitalized in Vessels, net – Balance sheet
Superintendent fees	17	37	42	Vessel operating expenses –Statement of comprehensive income
	255	129	-	Capitalized in Vessels, net – Balance sheet
Accounting and reporting cost	360	360	360	Management fees – related parties –Statement of comprehensive income
Commission for sale and purchase of vessels	793	-	-	Management fees – related parties –Statement of comprehensive income
	-	730	-	Gain from vessel sales –Statement of comprehensive income
	264	-	-	Impairment on vessels – Statement of comprehensive income
Newbuilding vessels monitoring fee	1,365	455	-	Capitalized in Vessels, net – Balance sheet
Financing fees	150	312	164	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire agreements	705	1,008	1,037	Voyage expenses - Statement of comprehensive income
Total	5,664	4,855	3,443